SCHEDULE OF PROPERTY AND EQUIPMENT UNDER FINANCE LEASE AND LEASE LIABILITIES (Details) - USD ($)	May 31, 2026	May 31, 2025
Finance Lease
Property and equipment under finance lease, net	$ 114,990	$ 371,015
Finance lease liabilities, current	19,456	130,725
Finance lease liabilities, non-current		$ 19,445
Weighted-average remaining lease term (in year) – Finance lease	3 months	10 months 6 days
Weighted-average discount rate (%) – Finance lease	10.50%	10.21%